Stock Based Compensation - Summary of Exercise Prices, Number of Options Outstanding and Number of Options Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	41,190
Weighted Average Exercise Price	$ 12.06
Weighted Average Contractual Life Remaining (Years)	3 years 4 months 24 days
Number of Options Exercisable	41,190
Weighted Average Exercise Price	$ 12.06
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.06
Number of Options Outstanding	41,190
Weighted Average Exercise Price	$ 12.06
Weighted Average Contractual Life Remaining (Years)	3 years 4 months 24 days
Number of Options Exercisable	41,190
Weighted Average Exercise Price	$ 12.06